OPERATING LEASE (Details) - USD ($)	3 Months Ended	12 Months Ended
	Feb. 28, 2026	Nov. 30, 2025	Nov. 03, 2025	Oct. 16, 2025
Lease cost::
Operating lease cost	$ 39,759	$ 3,662
Short term lease cost	32,983	119,892
Net lease cost	72,742	123,554
Cash paid for operating lease liabilities	15,121
Lease balance sheet information:
Current portion of operating lease liabilities	135,951	33,155
Long-term portion of operating lease liabilities	631,044	55,086
Total lease liability	$ 766,995	$ 88,241
Office Lease, New York, NY
OPERATING LEASE
Lease term				5 years 2 months
Office Lease, Vancouver, Canada
OPERATING LEASE
Lease term			2 years
Discount rate			10.00%